Fair Value Measurements - Fair Value of the Plan's Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 292,846,768	$ 224,194,781
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	192,794,319	132,794,056
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	85,803,178	83,818,635
Newmark Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,853,909	7,582,090
Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,395,362
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	292,846,768	224,194,781
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	192,794,319	132,794,056
Fair Value, Inputs, Level 1 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	85,803,178	83,818,635
Fair Value, Inputs, Level 1 | Newmark Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,853,909	7,582,090
Fair Value, Inputs, Level 1 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,395,362
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 2 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 2 | Newmark Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value, Inputs, Level 3 | Newmark Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0